SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Year end | CAD : USD
Exchange rate to USD	0.7458	0.8964	0.9705
Year end | RMB : USD
Exchange rate to USD	0.1574	0.1625	0.1626
Average Yearly | CAD : USD
Exchange rate to USD	0.8145	0.9239	0.8747
Average Yearly | RMB : USD
Exchange rate to USD	0.1625	0.1629	0.1616